LAND USE RIGHTS, NET	12 Months Ended
Sep. 30, 2020
Land Use Rights [Abstract]
Land Use Rights Disclosure [Text Block]

7.           LAND USE RIGHTS, NET

Land use rights, net consist of the following:

	September 30,
	2019	2020
	RMB	RMB
Land use rights	16,564	13,860
Accumulated amortization	(3,651)	(4,075)

Land use rights, net	12,913	9,785

Land use rights have been pledged as collateral for loans from Beijing Agriculture Finance Leasing, LLC. as of September 30, 2019 were RMB2,177 and from Beijing Changping Technology Development Co. Ltd. as of September 30, 2020 were RMB2,053. Amortization expenses for the years ended September 30, 2018, 2019 and 2020 were RMB668,  RMB677 and RMB 424, respectively. The Company incurred impairment of land use rights of RMB2,704 for the year ended September 30, 2020.